Derivative Liabilities (Details) - USD ($)			1 Months Ended		6 Months Ended	12 Months Ended
	Nov. 28, 2022	Aug. 30, 2022	Dec. 31, 2022	Aug. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Derivative Liabilities (Details) [Line Items]
Loan from third parties							$ 715,000
Fair value issuance amount						$ 62,000
Derivative liability							$ 137,000
Exercise price		$ 4.04
Sale of shares						3,717,473
Public offering price per share						$ 4.16
Number of shares			1			1
Additional warrants						425,912
Consideration amount			$ 4,000			$ 4,000
Derivative, Cost of Hedge Net of Cash Received						13,400,000
Issuance of costs						$ 2,100,000
Weighted average stock price			$ 4.04			$ 4.04
Revenues percentage	2.30%		2.30%
Fair value amount					$ 60,000	$ 2,216,000
Fair value amount	$ 3,319		$ 8,245,000			$ 8,245,000
Ordinary Share [Member]
Derivative Liabilities (Details) [Line Items]
Sale of shares						3,717,473
Number of shares			1			1
Initial exercise price						$ 4.04
Purchase of share						4,143,385
IPO [Member]
Derivative Liabilities (Details) [Line Items]
Loan from third parties			$ 375,000			$ 375,000
Exercise price						$ 2.02
Sale of shares				3,717,473
Number of shares			1			1
Additional warrants	120,192
Fair value amount			$ 2,710			$ 2,710
Issuance Date [Member]
Derivative Liabilities (Details) [Line Items]
Warrants issued		60,096
Underwriter’s Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Exercise price						$ 5.2
Purchase of share						185,873